Short Term and Long Term Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Short-term loans	$ 90,000	$ 270,670
Long-term loans	$ 180,750	$ 80,750